Intangible assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible assets
Intangible assets	$ 939,055	$ 684,441
Licenses
Intangible assets
Intangible assets	61,004	79,890
Assets Under Construction [member]
Intangible assets
Intangible assets	$ 878,051	$ 604,551